Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Subsequent Events

Note 12. Subsequent Events

On July 25, 2012, the board of directors of our general partner declared a quarterly cash distribution for the second quarter of 2012 of $0.475 per unit, or $1.90 on an annualized basis. The distribution will be paid on August 14, 2012 to all unitholders of record as of the close of business on August 7, 2012. The aggregate amount of the distribution will be approximately $8.7 million.

Note 13. Subsequent Events

Recognizable events

No recognizable events occurred during the period.

Non-recognizable events

On January 25, 2012, the board of directors declared a quarterly cash distribution for the fourth quarter of 2011 of $0.057 per unit. The distribution represented a proration of our minimum quarterly distribution of $0.475 per unit for the period from December 21, 2011 through December 31, 2011. The aggregate distribution of $1.0 million was paid on February 13, 2012 to unitholders of record as of the close of business on February 6, 2012.

In February 2012, the board of directors of our general partner authorized the issuance of 149,561 common units to certain employees and consultants of our affiliates and certain directors and founders of our general partner.